Accrued expenses and the intrinsic value recognized in share-based payments (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2019	Dec. 31, 2018
Accrued expenses and the intrinsic value recognized in share-based payments [Line Items]
Employees of the controlling company	[1]	₩ 10,023	₩ 7,355
Employees of the subsidiaries	[1]	81,383	61,850
Total		91,406	69,205
Stock options granted
Accrued expenses and the intrinsic value recognized in share-based payments [Line Items]
Employees of the controlling company	[1]	20
5th Stock options granted
Accrued expenses and the intrinsic value recognized in share-based payments [Line Items]
Employees of the controlling company	[1]		0
Employees of the subsidiaries	[1]		7
Total			7
6th Stock options granted
Accrued expenses and the intrinsic value recognized in share-based payments [Line Items]
Employees of the controlling company	[1]	1	3
Employees of the subsidiaries	[1]	4	20
Total		5	23
7th Stock options granted
Accrued expenses and the intrinsic value recognized in share-based payments [Line Items]
Employees of the controlling company	[1]	19	24
Employees of the subsidiaries	[1]	27	33
Total		46	57
Performance shares
Accrued expenses and the intrinsic value recognized in share-based payments [Line Items]
Employees of the controlling company	[1]	10,003	7,328
Employees of the subsidiaries	[1]	81,352	61,790
Total		₩ 91,355	₩ 69,118

[1]	The intrinsic value of share-based payments is W69,120 million as of December 31, 2018. For calculating, the quoted market price W39,600 per share was used for stock options and the fair value was considered as intrinsic value for performance shares, respectively.